Schedule of Common Stock Equivalent Shares Excluded From Diluted Calculations (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,878,792	10,282,707	6,674,839,000	10,398,732,000
Series G Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	8,582	8,582	8,582,000	8,582,000
Series H Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				1,981,128,000
Financing Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	39,774	107,956		107,956,000
ABG Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	999,540	999,540	999,540,000	999,540,000
All Hip Hop Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,682	5,682	5,682,000	5,682,000
Publisher Partner Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,800	11,002	9,800,000	4,154,000
Restricted Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				97,403,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	329,533	888,152	199,267,000	994,766,000
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			5,451,968,000	6,199,521,000
Series H Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		1,981,128
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		97,403
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,485,881	6,183,262